INTANGIBLE ASSETS, NET (Schedule of Intangible Assets, Net) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Opening balance		$ 19,932		$ 26,871
Impairment			[1]	(3,661)	[1]	$ (13,862)
Amortization	[2]	(5,828)		(5,882)
Additions		2,953		2,992
Translation differences		(304)		(388)
Closing balance		16,753		19,932		26,871
Customer Relationship [Member]
Opening balance		3,331		9,107
Impairment	[1]			(3,661)
Amortization	[2]	(1,486)		(2,115)
Additions
Translation differences
Closing balance		1,845		3,331		9,107
Technology [Member]
Opening balance		14,140		13,776
Impairment	[1]
Amortization	[2]	(3,573)		(2,871)
Additions		2,891		2,992
Translation differences		148		243
Closing balance		13,606		14,140		13,776
Other Intangible Assets [Member]
Opening balance		2,461		3,988
Impairment	[1]
Amortization	[2]	(769)		(896)
Additions		62
Translation differences		(452)		(631)
Closing balance		$ 1,302		$ 2,461		$ 3,988

[1]	Due to the decline in the results of Road Track in the first half of 2020 and the expectation of management for further potential decrease in Road Track anticipated performance, the Company performed on June 30, 2020, an impairment analysis of the intangible assets which relate directly to the operation of Road Track. Based on such analysis the Company recorded an impairment charge further described below:
[2]	As of December 31, 2021, the estimated aggregate amortization of intangible assets for the next five years is as follows: 2022- US$ 6,226 thousand, 2023- US$ 4,792 thousand, 2024- US$ 3,604 thousand, 2025- US$ 2,007 thousand and 2026 – US$ 124 thousand.